UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06640)

American Strategic Income Portfolio Inc. II

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 08/31/13

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶
(Percentages of each investment category relate to total net assets)
Whole Loans ¥ p — 59.3%
Commercial Loans — 39.8%
5555 East Van Buren I, Phoenix, AZ, 4.93%, 10/1/14 ¶	6/23/04	$6,035,296	$6,035,296	$6,035,296
5555 East Van Buren II, Phoenix, AZ, 4.88%, 10/1/14 ¶	8/18/06	1,255,552	1,255,552	1,091,355
American Mini-Storage, Memphis, TN, 6.80%, 12/1/11 §	11/5/07	2,962,479	2,962,479	2,801,106
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17	3/31/97	1,020,674	1,020,674	1,071,708
Hickman Road, Clive, IA, 4.93%, 4/1/16 ¶	12/3/07	5,479,423	5,479,423	5,589,011
Office City Plaza, Houston, TX, 3.90%, 3/1/17 ¶	2/10/12	3,900,000	3,900,000	3,900,000
Oyster Point Office Park, Newport News, VA, 4.18%, 5/1/16 ¶	1/4/06	11,831,854	11,831,854	10,526,221
Oyster Point Office Park II, Newport News, VA, 4.88%, 5/1/16	4/30/13	1,000,000	1,000,000	781,361
PennMont Office Plaza, Albuquerque, NM, 5.88%, 4/1/14 ¶	3/30/06	1,406,043	1,406,043	1,406,043
Perkins — Blaine, Blaine, MN, 6.63%, 1/1/17	12/13/06	1,691,918	1,691,918	1,776,514
Robberson Auto Dealerships, Bend and Prineville, OR, 6.40%, 4/1/17	3/30/07	6,562,403	6,562,403	6,693,651
Signal Butte, Mesa, AZ, 4.93%, 7/1/17 ¶	6/20/07	15,000,000	15,002,903	10,461,570
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 ¶	1/19/07	11,838,764	11,838,764	11,838,764
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14	2/15/07	1,206,476	1,206,476	1,218,541

			71,193,785	65,191,141

Multifamily Loans — 19.4%
Carolina Square Apartments, Tallahassee, FL, 5.43%, 8/1/12 ¶ § ¿	7/20/07	7,875,000	7,875,000	4,575,375
Meadows Point, College Station, TX, 7.93%, 5/1/16 ¶	1/24/08	5,400,000	5,400,000	5,285,385
Sapphire Skies I, Cle Elum, WA, 4.93%, 7/1/13 ¶ Ω	12/23/05	8,675,784	8,711,467	7,273,725
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/13 ¶ S	3/20/09	3,200,000	3,200,000	53,533
Sapphire Skies III, Cle Elum, WA, 4.93%, 7/1/13 ¶ Ω	7/13/10	8,000,000	8,000,000	6,036,440
Sapphire Skies IV, Cle Elum, WA, 4.88%, 8/1/15 ¶	7/26/12	3,500,000	3,505,980	2,785,184
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶§¿	4/17/07	8,800,000	8,800,000	5,112,800
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ § S	4/17/07	2,298,600	2,298,600	634,427

			47,791,047	31,756,869

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 11.37%, 6/25/18	12/18/92	31,945	32,208	32,903
PHH U.S. Mortgage, 2 loans, California & Delaware, 6.53%, 4/13/20	12/30/92	109,467	109,467	112,752

			141,675	145,655

Total Whole Loans			119,126,507	97,093,665

Corporate Notes ¥ ¶ — 6.9%
Fixed Rate — 6.9%
Stratus Properties II, 7.25%, 12/31/15	6/14/01	3,000,000	3,000,000	3,060,000
Stratus Properties III, 7.25%, 12/31/16	12/12/06	8,000,000	8,000,000	8,240,000

Total Corporate Notes			11,000,000	11,300,000

Corporate Bonds — 32.4%
Banking — 0.8%
Morgan Stanley, 5.50%, 7/28/21		1,105,000	1,111,099	1,246,235

Real Estate Investment Trusts — 31.6%
Alexandria Real Estate Equities, 4.60%, 4/1/22 ☒		1,750,000	1,873,167	1,870,085
BioMed Realty, 4.25%, 7/15/22 ☒		1,395,000	1,467,650	1,448,244
Brandywine Operating Partnership, 3.95%, 2/15/23 ☒		2,000,000	1,987,403	1,980,740
CommonWealth REIT, 5.88%, 9/15/20 ☒		750,000	809,489	793,778

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶
Developers Diversified Realty, 4.63%, 7/15/22 ☒	$3,200,000	$3,475,669	$3,419,411
Digital Realty, 5.25%, 3/15/21 ☒	2,000,000	2,228,950	2,223,456
Digital Realty, 3.63%, 10/1/22 ☒	2,150,000	2,140,802	2,122,274
Duke Realty, 4.38%, 6/15/22 ☒	1,410,000	1,502,927	1,465,799
Duke Realty, 3.88%, 10/15/22 ☒	2,500,000	2,562,430	2,500,880
Health Care REIT, 3.75%, 3/15/23 ☒	2,000,000	1,992,910	2,001,328
Highwoods Realty, 3.63%, 1/15/23	2,000,000	2,018,013	1,946,788
Hospitality Properties, 5.00%, 8/15/22 ☒	1,185,000	1,187,161	1,237,574
Kilroy Realty, 3.80%, 1/15/23 ☒	3,050,000	3,073,268	3,030,483
Liberty Property, 4.13%, 6/15/22 ☒	1,500,000	1,581,064	1,555,422
National Retail Properties, 3.80%, 10/15/22 ☒	3,425,000	3,483,038	3,512,632
Post Apartment Homes, 3.38%, 12/1/22	695,000	694,569	686,928
ProLogis, 6.88%, 3/15/20 ☒	2,000,000	2,402,100	2,418,256
Senior Housing Properties, 6.75%, 12/15/21 ☒	1,500,000	1,703,049	1,718,745
Senior Housing Properties, 5.63%, 8/1/42 ☒	2,275,000	2,205,600	2,269,540
Ventas Realty, 3.25%, 8/15/22 ☒	1,650,000	1,622,352	1,614,815
Ventas Realty, 5.45%, 3/15/43	4,248,100	4,269,946	4,237,905
Vornado Realty, 5.00%, 1/15/22 ☒	3,500,000	3,871,526	3,854,469
Washington REIT, 3.95%, 10/15/22 ☒	3,850,000	3,963,714	3,950,855

		52,116,797	51,860,407

Total Corporate Bonds		53,227,896	53,106,642

U.S. Government Agency Mortgage-Backed Securities a — 5.9%
Fixed Rate — 5.9%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	660,096	667,705	705,343
9.00%, 7/1/30, #C40149	70,838	71,962	86,601
5.00%, 5/1/39, #G05430	1,148,786	1,175,720	1,228,109
3.50%, 6/1/42, #C09000	1,942,816	2,039,841	2,008,503
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	39,408	39,472	41,641
5.50%, 6/1/17, #648508	53,257	53,349	56,916
5.00%, 9/1/17, #254486	84,081	84,161	90,016
5.00%, 11/1/17, #657356	115,219	115,442	123,352
6.50%, 6/1/29, #252497	300,601	299,238	339,380
7.50%, 5/1/30, #535289	49,737	48,597	57,564
8.00%, 5/1/30, #538266	24,432	24,221	25,649
8.00%, 6/1/30, #253347	67,873	67,286	82,991
5.00%, 11/1/33, #725027	2,681,532	2,733,237	2,914,470
5.00%, 7/1/39, #935588	1,774,613	1,807,942	1,917,403

Total U.S. Government Agency Mortgage-Backed Securities		9,228,173	9,677,938

Asset-Backed Security ■ — 0.6%
Other — 0.6%
321 Henderson Receivables I LLC, Series 2007-3A, Class A, 6.15%, 10/15/48	859,491	952,445	931,004

Preferred Stocks — 35.4%
Real Estate Investment Trusts — 35.4%
Alexandria Real Estate Equities, Series E ☒	181,042	4,712,859	4,797,613
Boston Properties, Series B	104,098	2,620,830	2,605,708
BRE Properties, Series D ☒	7,450	148,032	190,273
CommonWealth REIT, Series E ☒	161,500	4,172,200	4,182,689
Developers Diversified Realty, Series H ☒	1,747	35,814	44,339
Digital Realty, Series F ☒	155,754	4,029,076	4,035,586

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	VALUE ¶
Digital Realty, Series G	23,624	$586,933	$581,836
Duke Realty, Series J ☒	38,000	893,000	964,250
Duke Realty, Series L ☒	74,260	1,529,361	1,887,689
Equity Residential Properties, Series K ☒	30,000	1,680,000	1,908,750
Health Care REIT, Series J ☒	176,000	4,399,968	4,709,760
Hospitality Properties, Series C ☒	52,607	1,323,066	1,336,549
Hospitality Properties, Series D ☒	55,211	1,488,401	1,450,393
Kimco Realty, Series I	21,000	555,450	560,438
Kimco Realty, Series J ☒	105,000	2,582,250	2,652,300
Kimco Realty, Series K	26,148	670,696	659,191
National Retail Properties, Series D ☒	177,437	4,443,124	4,599,167
PS Business Parks, Series S ☒	48,000	1,286,400	1,250,832
PS Business Parks, Series T ☒	120,542	3,009,684	3,085,875
Public Storage, Series R ☒	10,000	272,500	264,500
Public Storage, Series T ☒	21,719	568,822	556,875
Public Storage, Series U	19,970	520,218	506,839
Public Storage, Series V ☒	18,752	475,363	471,800
Public Storage, Series W	6,985	176,371	173,647
Realty Income, Series E ☒	37,600	812,160	973,802
Realty Income, Series F	39,000	1,052,550	1,026,870
Regency Centers, Series F ☒	140,936	3,693,375	3,792,588
Regency Centers, Series G	22,908	582,299	579,572
Vornado Realty, Series K ☒	183,204	4,536,221	4,679,030
Weingarten Realty Investors, Series F ☒	135,800	3,348,836	3,462,900

Total Preferred Stocks		56,205,859	57,991,661

Total Unaffiliated Investments		249,740,880	230,100,910

Short-Term Investment — 1.2%
First American Prime Obligation Fund, Class Z, 0.00% W	1,996,257	1,996,257	1,996,257

Total Investments ▲ — 141.7%		$251,737,137	$232,097,167

Other Assets and Liabilities, Net — (41.7)%			(68,247,647)

Total Net Assets — 100.0%			$163,849,520

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

¶	The fund’s investments in whole loans (single family, multifamily and commercial), are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors, as further described below.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by U.S. Bancorp Asset Management, Inc. (“USBAM”) on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities and indices traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.

As of May 31, 2013, the fund held internally fair valued securities which are disclosed in footnote ¥.

¥	Securities purchased as part of a private placement which have not been registered with the U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. On May 31, 2013, the total fair value of these securities was $108,393,665 or 66.2% of total net assets.

p	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2013. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2013. For participating loans, the rates are based on the annual cash flow payments expected at the time of purchase.

¶	Interest Only — Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2013.

§	Loan has matured or will mature in the next couple of months and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

¿	Loan is currently in default with regards to scheduled interest and/or principal payments.

Participating Loan — A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

Ω	Loan is currently making partial monthly cash flow payments.

S	The participating loan is not currently making monthly cash flow payments or is making cash flow payments of less than original coupon rate disclosed.

☒	Securities pledged as collateral for outstanding borrowings under a loan agreement with Bank of America, N.A. On May 31, 2013, securities valued at $96,286,346 were pledged as collateral for the following outstanding borrowings:

Amount	Rate*	Accrued Interest
$60,000,000	1.05%	$1,745

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

*	Interest rate as of May 31, 2013. Rate is based on one-month London Interbank Offered Rate (“LIBOR”) plus 0.85%.

Description of collateral:

Corporate Bonds

Alexandria Real Estate Equities, 4.60%, 4/1/22, $1,750,000 par

BioMed Realty, 4.25%, 7/15/22, $1,395,000 par

Brandywine Operating Partnership, 3.95%, 2/15/23, $2,000,000 par

CommonWealth REIT, 5.88%, 9/15/20, $750,000 par

Developers Diversified Realty, 4.63%, 7/15/22, $3,200,000 par

Digital Realty, 5.25%, 3/15/21, $2,000,000 par

Digital Realty, 3.63%, 10/1/22, $2,150,000 par

Duke Realty, 4.38%, 6/15/22, $1,410,000 par

Duke Realty, 3.88%, 10/15/22, $2,500,000 par

Health Care REIT, 3.75%, 3/15/23, $2,000,000 par

Hospitality Properties, 5.00%, 8/15/22, $1,185,000 par

Kilroy Realty, 3.80%, 1/15/23, $3,050,000 par

Liberty Property, 4.13%, 6/15/22, $1,500,000 par

National Retail Properties, 3.80%, 10/15/22, $3,425,000 par

ProLogis, 6.88%, 3/15/20, $2,000,000 par

Senior Housing Properties, 6.75%, 12/15/21, $1,500,000 par

Senior Housing Properties, 5.63%, 8/1/42, $2,275,000 par

Ventas Realty, 3.25%, 8/15/22, $1,650,000 par

Vornado Realty, 5.00%, 1/15/22, $3,500,000 par

Washington REIT, 3.95%, 10/15/22, $3,850,000 par

Preferred Stocks

Alexandria Real Estate Equities, Series E, 181,042 shares

BRE Properties, Series D, 7,450 shares

CommonWealth REIT, Series E, 161,500 shares

Developers Diversified Realty, Series H, 1,747 shares

Digital Realty, Series F, 155,754 shares

Duke Realty, Series J, 38,000 shares

Duke Realty, Series L, 74,260 shares

Equity Residential Properties, Series K, 30,000 shares

Health Care REIT, Series J, 176,000 shares

Hospitality Properties, Series C, 52,607 shares

Hospitality Properties, Series D, 55,211 shares

Kimco Realty, Series J, 105,000 shares

National Retail Properties, Series D, 177,437 shares

PS Business Parks, Series S, 48,000 shares

PS Business Parks, Series T, 120,542 shares

Public Storage, Series R, 10,000 shares

Public Storage, Series T, 21,719 shares

Public Storage, Series V, 18,752 shares

Realty Income, Series E, 37,600 shares

Regency Centers, Series F, 140,936 shares

Vornado Realty, Series K, 183,204 shares

Weingarten Realty Investors, Series F, 135,800 shares

a	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2013, securities valued at $9,677,938 were pledged as collateral for the following outstanding reverse repurchase agreements:

Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
$9,204,000	5/10/13	0.37%	6/10/13	$2,081	(1)

*	Interest rate as of May 31, 2013. Rate is based on one-month LIBOR plus a spread and reset monthly.

Name of broker and description of collateral:

(1)	Goldman Sachs:

Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $660,096 par

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $70,838 par

Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,148,786 par

Federal Home Loan Mortgage Corporation, 3.50%, 6/1/42, $1,942,816 par

Federal National Mortgage Association, 6.00%, 10/1/16, $39,408 par

Federal National Mortgage Association, 5.50%, 6/1/17, $53,257 par

Federal National Mortgage Association, 5.00%, 9/1/17, $84,081 par

Federal National Mortgage Association, 5.00%, 11/1/17, $115,219 par

Federal National Mortgage Association, 6.50%, 6/1/29, $300,601 par

Federal National Mortgage Association, 7.50%, 5/1/30, $49,737 par

Federal National Mortgage Association, 8.00%, 5/1/30, $24,432 par

Federal National Mortgage Association, 8.00%, 6/1/30, $67,873 par

Federal National Mortgage Association, 5.00%, 11/1/33, $2,681,532 par

Federal National Mortgage Association, 5.00%, 7/1/39, $1,774,613 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. Government Agency Mortgage-Backed Securities as collateral.

■	Securities purchased within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, which may be sold only to dealers in that program or other “qualified institutional buyers”. On May 31, 2013, the total fair value of these investments was $931,004 or 0.6% of total net assets.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2013.

▲	On May 31, 2013, the cost of investments for federal income tax purposes was approximately $251,737,137. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$3,452,089
Gross unrealized depreciation	(23,092,059)

Net unrealized depreciation	$(19,639,970)

REIT — Real Estate Investment Trust

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities that are not traded in any organized market, or for which there are significant unobservable fair value inputs available such as the funds’ investments in whole loans.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2013, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Whole Loans	$—	$—	$97,093,665	$97,093,665
Corporate Notes	—	—	11,300,000	11,300,000
Corporate Bonds	6,507,445	46,599,197	—	53,106,642
U.S. Government Agency Mortgage-Backed Securities	—	9,677,938	—	9,677,938

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

Asset-Backed Security	—	931,004	—	931,004
Preferred Stocks	57,991,661	—	—	57,991,661
Short-Term Investment	1,996,257	—	—	1,996,257

Total Investments	$66,495,363	$57,208,139	$108,393,665	$232,097,167

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Whole Loans	Corporate Notes	Total Fair Value
Balance as of August 31, 2012	$109,223,257	$11,080,000	$120,303,257
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(98)	—	(98)
Net change in unrealized appreciation or depreciation	771,425	220,000	991,425
Purchases	10,413,249	—	10,413,249
Sales	(23,314,168)	—	(23,314,168)

Balance as of May 31, 2013	$97,093,665	$11,300,000	$108,393,665

Net change in unrealized appreciation or depreciation during the period of Level 3 investments held as of May 31, 2013	$(231,722)	$220,000	$(11,722)

During the period ended May 31, 2013, the fund recognized no transfers between valuation levels 1 and 2.

Valuation Methodologies for Fair Value Measurements Categorized within Levels 2 and 3

U.S. Government Agency Mortgage-Backed Securities and Corporate Bonds

U.S. government agency mortgage-backed securities and corporate bonds are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.

Commercial and Multifamily Whole Loans

Commercial and multifamily whole loans are analyzed using a pricing methodology designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments (the “discounted cash flow” methodology). For commercial and multifamily whole loans, this pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, the borrower’s creditworthiness (i.e. the debt service coverage ratio), lien position, delinquency status, and the projected rate of prepayments. For first lien loans, if the resulting price from the discounted cash flow methodology is lower than the current average loss recovery on commercial mortgage-backed securities (the “price floor”), the loan will be fair valued at the price floor (the “price floor” methodology). In addition, for all loans, if the resulting price from the discounted cash flow methodology is above the loan’s par value plus any prepayment penalty (the “price ceiling”), the loan will be fair valued at the price ceiling (the “anticipated recovery rate” methodology). Newly purchased loans are fair valued at cost and subsequently analyzed using the discounted cash flow methodology. Loans with a pending short payoff will be fair valued at the anticipated recovery rate. Valuations of commercial and multifamily whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable inputs used in the determination of fair value using the discounted cash flow methodology for commercial and multifamily whole loans include yield spreads and debt service coverage ratios. Significant increases (decreases) in yield spreads would result in lower (higher) fair values. A significant decrease (increase) in the debt service coverage ratio of a loan’s borrower could result in lower (higher) fair values.

Single Family Whole Loans

Single family whole loans are analyzed using the discounted cash flow methodology. For single family whole loans, the pricing methodology takes into account a number of relevant factors, including changes in prevailing interest rates, yield spreads, delinquency status, loan to value, lien position, and prepayment speeds. If the resulting price from the discounted cash flow methodology is above 103% of the loan’s par value (the “price ceiling”), the loan will be fair valued at the price ceiling (the “price ceiling” methodology). Valuations of single family whole loans are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for single family whole loans is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

Corporate Notes

Corporate notes are analyzed using the discounted cash flow methodology. For corporate notes, the pricing methodology takes into account changes in prevailing interest rates and yield spreads. If the resulting price from the discounted cash flow methodology is above the note’s par value plus any prepayment penalty (the “price ceiling”), the note will be fair valued at the price ceiling (the “price ceiling” methodology). Currently all corporate notes are fair valued at the price ceiling.

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Schedule of Investments     ½     May 31, 2013 (unaudited)

American Strategic Income Portfolio II (BSP)

Valuations of corporate notes are determined no less frequently than weekly. Although USBAM believes the pricing methodologies to be reasonable and appropriate, the actual values that may be realized upon the sale of corporate notes can only be determined in negotiations between the fund and third parties.

The significant unobservable input used in the determination of fair value using the discounted cash flow methodology for corporate notes is the yield spread. Significant increases (decreases) in yield spreads would result in lower (higher) fair values.

For commercial, multifamily and single family whole loans and corporate notes, if USBAM concludes that the fundamentals of a loan or its underlying collateral do not support the use of the discounted cash flow, price ceiling or price floor methodologies, a fair value determination may be made by the USBAM valuation committee as described below.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at May 31, 2013	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
BSP
Commercial & Multifamily Whole Loans	$47,730,307	Discounted Cash Flow	Yield Spread Debt Service Coverage Ratio	2.22% –2.48% (2.27%) 0.00 –1.16 (0.83)
Commercial Whole Loans and Corporate Notes	50,829,528	Price Ceiling	N/A	N/A
Multifamily Whole Loans	9,688,175	Price Floor	Loss Severity	41.9%
Single Family Whole Loans	145,655	Price Ceiling	N/A	N/A

Valuation Process for Fair Value Measurements Categorized within Level 3

The fund’s board of directors (the “board”) has adopted policies and procedures for the valuation of the fund’s investments (the “valuation procedures”). The valuation procedures establish a valuation committee consisting of representatives from USBAM investment management, legal, treasury and compliance departments (the “valuation committee”). The board has authorized the valuation committee to make fair value determinations in accordance with the valuation procedures. The audit committee of the board meets on a regular basis to, among other things, review fair value determinations made by the valuation committee, monitor the appropriateness of any previously determined fair value methodology, and approve in advance any proposed changes to such methodology, and present such changes for ratification by the board.

FIRST AMERICAN MORTGAGE FUNDS     ½     2013 QUARTERLY REPORT

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph M. Ulrey III
Joseph M. Ulrey III
President

Date:	July 30, 2013

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:	July 30, 2013